Condensed Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012
Stockholders' Equity:
Common stock, par value	$ 0.00001
Common stock, Authorized	20,000,000,000
Common stock, Issued	129,017,612
Common stock, outstanding	129,017,612